Fair Value Measurement - Additional Information (Detail) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Financial instruments measured at fair value disclosure	¥ 0	¥ 0
Fair Value, Nonrecurring [Member]
Financial assets at fair value	0	0
Financial liabilities at fair value	¥ 0	¥ 0